Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,300,000
Previously Paid Amount	0.00
Total Fee Amount	593.83
Total Offset Amount	0.00
Net Fee	593.83
Narrative - Max Aggregate Offering Price	$ 4,300,000
Final Prospectus	true